INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES) (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Interest Income and Derivatives and Other Investment Gains (Losses)

		Years ended December 31,
	Notes	2024	2023
Interest income		$16.1	$27.8
Insurance recoveries		27.3	0.6
Gains (losses) on non-hedge derivatives and warrants		16.1	12.6
Amortization of gain related to flow-through common shares		1.1	—
9.7% of Côté Gold pre-Commercial Production gold received by SMM	8	18.4	—
9.7% of Côté Gold expenses funded by SMM		(6.6)	—
Gain on sale of Pitangui and Acurui Projects		—	15.5
Fair value of deferred consideration from the sale of Sadiola		1.8	(4.3)
Other gains (losses)		(3.3)	1.0
		$70.9	$53.2